PORTFOLIO OF INVESTMENTS
Columbia Emerging Markets Consumer ETF
June 30, 2020 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in Securities
| 1
Common Stocks - 98.5%
Issuer Shares Value ($)
Brazil - 4.4%
Cia Brasileira de Distribuicao 63,087 815,531
Lojas Renner SA 305,575 2,326,261
Petrobras Distribuidora SA 284,894 1,118,137
Raia Drogasil SA 100,741 2,029,571
TIM Participacoes SA 321,618 831,750
Total 7,121,250
Chile - 0.6%
Cencosud SA 682,755 956,822
China - 50.9%
58.com, Inc. ADR
(a)
17,950 968,223
Alibaba Group Holding Ltd. ADR
(a)
35,985 7,761,965
ANTA Sports Products Ltd. 198,338 1,750,391
Autohome , Inc. ADR 11,046 833,973
Baidu, Inc. ADR
(a)
52,913 6,343,740
BYD Co. Ltd. Class H 118,465 914,802
China Mengniu Dairy Co. Ltd.
(a)
524,772 2,004,174
China Mobile Ltd. 1,068,308 7,208,937
China Resources Beer Holdings Co. Ltd. 263,635 1,469,467
China Telecom Corp. Ltd. Class H 2,681,675 750,825
China Tower Corp. Ltd. Class H
(b)
8,565,849 1,514,133
China Unicom Hong Kong Ltd. 1,123,428 607,341
Dongfeng Motor Group Co. Ltd. Class H 480,180 286,852
Geely Automobile Holdings Ltd. 997,525 1,570,206
Guangzhou Automobile Group Co. Ltd. Class
H 544,977 393,064
Haier Electronics Group Co. Ltd. 234,069 708,206
Hengan International Group Co. Ltd. 135,639 1,062,298
JD.com, Inc. ADR
(a)
132,601 7,979,928
Meituan Dianping Class B
(a)
390,944 8,670,887
NetEase , Inc. ADR 13,483 5,789,331
New Oriental Education & Technology Group,
Inc. ADR
(a)
22,975 2,992,034
TAL Education Group ADR
(a)
74,457 5,091,370
Tencent Holdings Ltd. 139,814 8,994,479
Trip.com Group Ltd. ADR
(a)
82,509 2,138,633
Want Want China Holdings Ltd. 1,223,549 923,529
Yum China Holdings, Inc. 72,735 3,496,372
Total 82,225,160
India - 11.9%
Hero MotoCorp Ltd. 50,800 1,713,624
Hindustan Unilever Ltd. 287,110 8,289,652
ITC Ltd.
(a)
1,120,459 2,888,563
Mahindra & Mahindra Ltd. 369,001 2,495,887
Maruti Suzuki India Ltd. 50,712 3,921,287
Total 19,309,013
Indonesia - 2.0%
PT Astra International Tbk 3,335,301 1,120,717
PT Telekomunikasi Indonesia Persero Tbk 7,834,948 1,672,845
PT Unilever Indonesia Tbk 942,913 521,457
Total 3,315,019
Mexico - 2.2%
Coca-Cola Femsa SAB de CV 66,189 288,222
Fomento Economico Mexicano SAB de CV
Series UBD 234,238 1,444,435
Grupo Televisa SAB Series CPO
(a)
318,862 332,979
Wal-Mart de Mexico SAB de CV 638,180 1,523,159
Total 3,588,795
Russia - 5.0%
Magnit PJSC GDR 146,506 1,903,113
X5 Retail Group NV GDR 43,768 1,549,387
Common Stocks (continued)
Issuer Shares Value ($)
Yandex NV Class A
(a)
94,158 4,709,783
Total 8,162,283
Saudi Arabia - 3.4%
Saudi Telecom Co. 206,065 5,438,666
South Africa - 2.9%
Shoprite Holdings Ltd. 281,658 1,728,854
Vodacom Group Ltd. 425,068 3,007,891
Total 4,736,745
Taiwan - 11.3%
Chunghwa Telecom Co. Ltd. 1,442,833 5,721,550
Hotai Motor Co. Ltd. 135,797 3,235,618
President Chain Store Corp. 216,960 2,180,299
Taiwan Mobile Co. Ltd. 636,251 2,382,882
Uni -President Enterprises Corp. 1,944,239 4,698,410
Total 18,218,759
Thailand - 3.0%
Advanced Info Service PCL 249,100 1,491,014
CP ALL PCL 1,024,905 2,246,617
Thai Beverage PCL 2,163,744 1,046,935
Total 4,784,566
United Arab Emirates - 0.9%
Emirates Telecommunications Group Co.
PJSC 310,613 1,395,291
Total Common Stocks
(Cost: $161,293,750) 159,252,369
Preferred Stock - 0.9%
Issuer Shares Value ($)
Brazil - 0.9%
Telefonica Brasil SA Preference Shares
(Cost: $2,019,884) 161,676 1,414,238
Total Preferred Stock
(Cost: $2,019,884) 1,414,238
Money Market Funds - 0.4%
Issuer Shares Value ($)
Goldman Sachs Financial Square Funds
— Treasury Instruments Fund, Institutional
Shares, 0.064%
(c)
602,393 602,393
Total Money Market Funds
(Cost: $602,393) 602,393
Total Investments in Securities
(Cost: $163,916,027) 161,269,000
Other Assets & Liabilities, Net 366,935
Net Assets 161,635,935

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Emerging Markets Consumer ETF
June 30, 2020 (Unaudited)
2 |
Notes to Portfolio of Investments
(a) Non-income producing investment.
(b) Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At June 30, 2020, the total value of these securities amounted to $1,514,133, which represents 0.94% of total net assets.
(c) The rate shown is the seven-day current annualized yield at June 30, 2020.
Abbreviation Legend
ADR American Depositary Receipts
GDR Global Depositary Receipts
PJSC Private Joint Stock Company
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.